Net sales (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of Net Sales
Net sales by sales channels:

	Year ended December 31,
(CHF in thousands)	2021	2020	2019

Wholesale	448,778	264,819	200,716
Direct-to-Customer	275,813	160,476	66,404
Net sales	724,591	425,295	267,120

Net sales by product groups:

	Year ended December 31,
(CHF in thousands)	2021	2020	2019

Shoes	683,288	406,390	255,612
Apparel	36,343	15,750	9,570
Accessories	4,960	3,155	1,938
Net sales	724,591	425,295	267,120
Net sales by geographic regions (based on location of customers):

	Year ended December 31,
(CHF in thousands)	2021	2020	2019

Europe	260,357	187,510	128,344
thereof Switzerland	55,105	51,837	31,348
North America	409,530	208,089	111,761
Asia-Pacific	42,730	22,999	17,867
Rest of World	11,973	6,697	9,148
Net sales	724,591	425,295	267,120